Equity Incentive Plans (Summary Of Exercisable Options) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Exercise price range, lower limit	$ 51.64	$ 46.86	$ 45.20
Exercise price range, upper limit	$ 65.50	$ 65.50	$ 65.50
Options outstanding	305,179
Weighted avg. life remaining	4 years
Weighted avg. exercise price	$ 43.87
Aggregate intrinsic value	$ 4,705
$ 19.02 - 19.99
Exercise price range, lower limit	$ 19.02
Exercise price range, upper limit	$ 19.99
Options outstanding	61,097
Weighted avg. life remaining	3 years 5 months
20.00 - 29.99 [Member]
Exercise price range, lower limit	$ 20.00
Exercise price range, upper limit	$ 29.99
Options outstanding	0
30.00 - 39.99 [Member]
Exercise price range, lower limit	$ 30.00
Exercise price range, upper limit	$ 39.99
Options outstanding	7,401
Weighted avg. life remaining	4 years 2 months
40.00 - 49.99 [Member]
Exercise price range, lower limit	$ 40.00
Exercise price range, upper limit	$ 49.99
Options outstanding	158,853
Weighted avg. life remaining	4 years 7 months
50.00 - 59.99 [Member]
Exercise price range, lower limit	$ 50.00
Exercise price range, upper limit	$ 59.99
Options outstanding	32,518
Weighted avg. life remaining	6 years 8 months
60.00 - 65.50 [Member]
Exercise price range, lower limit	$ 60.00
Exercise price range, upper limit	$ 65.50
Options outstanding	45,310
Weighted avg. life remaining	1 year 1 month